Note 23 - Subsequent Event	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]

Note 23 – Subsequent Event

On February 21, 2025, Quaint Oak Bancorp, Inc. (the “Company”) entered into a Senior Unsecured Note Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors pursuant to which the Company issued an aggregate of $9.75 million in aggregate principal amount of Fixed Rate Unsecured Senior Notes due March 1, 2028 (the “Notes”) in a private placement. The Company issued to an accredited individual investor an additional $250,000 in principal amount of the Notes as of March 4, 2025 for a total of $10.0 million in aggregate principal amount.

The Notes bear interest at a fixed annual rate of 11.00%, payable semi-annually in arrears on March 1 and September 1 of each year, beginning September 1, 2025. The maturity date of the Notes is March 1, 2028.

The Company used the net proceeds from the sale of the Notes to repay a portion of the outstanding $14.0 million aggregate principal amount of its 8.5% Fixed Rate Subordinated Notes upon their maturity on March 15, 2025.